Commitments and contingencies: Additional information (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 21, 2019 MXN ($)	May 21, 2015 MXN ($)	May 21, 2015 USD ($)	Sep. 30, 2023 MXN ($)	Feb. 29, 2012 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 22, 2022 MXN ($)	Dec. 22, 2022 USD ($)
Commitments and contingencies:
Contingent rents recognised as expense		$ 592	$ 28,500
Leasing						$ 6,206	$ 5,773
Percentage of amortization of concessionaries per year					15.00%	15.00%
Legal proceedings provision						$ 73,000
Estimated financial effect	$ 73,000
Period that Amparo proceedings will resolve	2 years
Puerto Rico (Aerostar)
Commitments and contingencies:
Amount awarded from declaratory judgment of deposited amount by oil sellers								$ 300,384	$ 15,641,000
Aeropuerto de Cancun, S. A. de C. V.
Commitments and contingencies:
Estimated financial effect					$ 865,000
Aeropuerto de Cancun, S. A. de C. V. | Legal proceedings contingent liability
Commitments and contingencies:
Legal proceedings provision						$ 99,800
Profit distribution				$ 99,800